Schedule of Investments (unaudited) March 31, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 2.1%(a)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.18%, 09/15/26(b)	USD 170	$171,318
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.88%, 08/15/30(b)	500	498,029
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34	100	98,812
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.79%, 04/20/31(b)	400	392,862

Total Asset-Backed Securities — 2.1% (Cost: $1,169,679)		1,161,021

Foreign Agency Obligations — 0.1%

Mexico — 0.1%
Petroleos Mexicanos:
6.88%, 08/04/26	12	12,508
6.50%, 03/13/27	12	12,066
5.35%, 02/12/28	11	10,208
5.63%, 01/23/46	10	8,240

		43,022

Total Foreign Agency Obligations — 0.1% (Cost: $42,061)		43,022

Foreign Government Obligations — 0.3%

Colombia — 0.2%
Republic of Colombia, 7.00%, 06/30/32	COP 336,300	106,748

Mexico — 0.1%
United Mexican States:
8.50%, 05/31/29	MXN 10	53,453
5.75%, 10/12/2110	USD 10	10,250

		63,703

Total Foreign Government Obligations — 0.3% (Cost: $171,944)		170,451

Security	Par (000)	Value

Non-Agency Mortgage-Backed Securities — 3.9%

Collateralized Mortgage Obligations — 0.5%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD 120	$121,871
Series 2018-3, Class MA, 3.50%, 08/25/57	152	154,409

		276,280

Commercial Mortgage-Backed Securities — 3.1%
AREIT Trust, Series 2018-CRE1, Class A, 3.33%, 02/14/35(a)(c)(d)	85	84,411
BANK, Series 2019-BN16, Class A4, 4.01%, 02/15/52	155	164,527
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.02%, 03/15/52	197	209,074
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29(a)	350	352,727
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A4, 4.05%, 03/15/52	215	227,328
CSMC Trust, Series 2016-MFF, Class A, 4.08%, 11/15/33(a)(c)	69	69,591
LMREC, Inc., Series 2016-CRE2, Class A, 4.19%, 11/24/31(a)(c)	86	86,459
RAIT Trust, Series 2017-FL7, Class A, 3.43%, 06/15/37(a)(c)	96	95,295
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class A5, 4.02%, 03/15/52	377	398,017

		1,687,429

Interest Only Commercial Mortgage-Backed Securities — 0.3%(c)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.73%, 05/10/58	617	56,955
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.77%, 02/10/34	2,580	48,174
Series 2015-WEST, Class XA, 0.93%, 02/10/37	1,276	62,351

		167,480

Total Non-Agency Mortgage-Backed Securities — 3.9% (Cost: $2,118,369)		2,131,189

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities — 77.9%

Agency Obligations — 7.2%
Federal Home Loan Bank, 4.00%, 04/10/28	USD 400	$437,764
Federal Home Loan Bank Discount Notes, 2.43%, 05/24/19(e)	3,500	3,487,530

		3,925,294

Collateralized Mortgage Obligations — 1.7%
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41	249	258,135
Series 2017-69, Class HA, 3.00%, 06/25/46	503	506,064
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.81%, 07/20/39(f)	116	130,695

		894,894

Commercial Mortgage-Backed Securities — 2.8%
Federal Home Loan Mortgage Corp.:
Series K058, Class A2, 2.65%, 08/25/26	75	74,188
Series K079, Class A2, 3.93%, 06/25/28	230	247,887
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K087, Class A2, 3.77%, 12/25/28	159	169,244
Federal Home Loan Mortgage Corp. Variable Rate Notes(f):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29	207	210,197
Series K082, Class A2, 3.92%, 09/25/28	40	43,131
Series K086, Class A2, 3.86%, 11/25/28	295	316,366
Federal National Mortgage Association ACES Variable Rate Notes(f):
Series 2017-M15, Class A2, 2.96%, 09/25/27	230	230,736
Series 2018-M7, Class A2, 3.05%, 03/25/28	60	60,286
Series 2019-M1, Class A2, 3.56%, 09/25/28	176	183,965

		1,536,000

Interest Only Commercial Mortgage-Backed Securities — 2.6%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)(f)	17,832	39,168
Federal National Mortgage Association ACES Variable Rate Notes, Series 2015-M1, Class X2, 0.54%, 09/25/24(f)	5,787	140,028
Government National Mortgage Association Variable Rate Notes:
Series 2002-83, 0.00%, 10/16/42(f)	446	1
Series 2003-109, 0.00%, 11/16/43(f)	870	165
Series 2003-17, 0.00%, 03/16/43(f)	885	—
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(b)	1,416	129,173
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(b)	3,385	281,350
Series 2016-22, 0.77%, 11/16/55(f)	2,126	113,296

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)

Government National Mortgage Association Variable Rate Notes (continued)
Series 2016-45, 1.01%, 02/16/58(f)	USD 3,081	$235,103
Series 2016-92, 1.01%, 04/16/58(f)	646	46,888
Series 2017-30, 0.74%, 08/16/58(f)	606	37,364
Series 2017-44, 0.70%, 04/17/51(f)	616	35,680
Series 2017-53, 0.69%, 11/16/56(f)	3,865	220,890
Series 2017-54, 0.65%, 12/16/58(f)	148	8,763
Series 2017-61, 0.77%, 05/16/59(f)	421	29,459
Series 2017-64, 0.72%, 11/16/57(f)	765	49,580
Series 2017-72, 0.68%, 04/16/57(f)	1,091	66,591

		1,433,499

Mortgage-Backed Securities — 63.6%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31	201	200,349
2.50%, 04/15/34(g)	182	180,976
3.00%, 09/01/27 - 12/01/46	511	513,045
3.00%, 04/15/34 - 04/15/49(g)	1,119	1,116,548
3.50%, 04/01/31 - 01/01/48	2,670	2,731,678
3.50%, 04/15/34 - 04/15/49(g)	1,020	1,034,806
4.00%, 08/01/40 - 06/01/48	848	887,672
4.00%, 04/15/49(g)	453	466,298
4.50%, 02/01/39 - 08/01/48	442	469,946
4.50%, 04/15/49(g)	91	94,968
5.00%, 11/01/41	115	124,292
5.00%, 04/15/49(g)	37	39,180
5.50%, 06/01/41	104	113,656
8.00%, 03/01/30 - 06/01/31	13	13,582
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32	124	120,639
2.50%, 04/01/30 - 02/01/33	699	695,829
3.00%, 04/01/29 - 03/01/47	4,704	4,726,685
3.13%, 09/01/27	114	116,455
3.16%, 03/01/27	174	177,702
3.50%, 04/01/29 - 01/01/48	3,064	3,134,884
4.00%, 09/01/33 - 04/01/48	3,870	4,039,775
4.00%, 04/25/34 - 05/25/49(g)	134	137,912
4.50%, 06/01/26 - 12/01/48	1,739	1,849,298
4.50%, 04/25/49 - 05/25/49(g)	1,032	1,074,685
5.00%, 02/01/35 - 12/01/43	239	258,146
5.00%, 04/25/49(g)	1,121	1,185,125
5.50%, 11/01/21 - 09/01/39	309	333,835
6.00%, 04/01/35 - 09/01/40	215	237,344
6.50%, 05/01/40	46	52,688
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46	1,640	1,650,169
3.00%, 04/15/49(g)	51	51,219
3.50%, 01/15/42 - 10/20/46	2,824	2,890,693
3.50%, 04/15/49(g)	71	72,535
4.00%, 10/20/40 - 01/15/48	433	449,164
4.00%, 04/15/49 - 05/15/49(g)	1,404	1,448,659
4.50%, 12/20/39 - 09/20/48	844	888,197
4.50%, 04/15/49(g)	393	408,175
5.00%, 07/15/39 - 07/20/44	80	85,903
5.00%, 04/15/49 - 05/15/49(g)	303	316,444
Universal Mortgage Backed Securities, 4.00%, 06/25/49(g)	188	193,069

		34,582,225

Total U.S. Government Sponsored Agency Securities — 77.9% (Cost: $42,190,035)		42,371,912

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 54.5%
U.S. Treasury Bonds:
4.25%, 05/15/39	USD 190	$237,545
4.50%, 08/15/39	184	237,568
4.38%, 11/15/39	185	235,080
3.13%, 02/15/43	720	762,891
2.88%, 05/15/43 - 11/15/46	929	942,684
3.63%, 08/15/43	687	789,299
3.75%, 11/15/43	729	854,610
3.00%, 02/15/47 - 08/15/48	1,126	1,165,918
U.S. Treasury Inflation Linked Notes, 0.63%, 04/15/23	1,277	1,285,676
U.S. Treasury Notes:
1.25%, 08/31/19	1,846	1,836,482
1.00%, 10/15/19	1,846	1,831,506
1.63%, 06/30/20 - 07/31/20(h)	2,308	2,285,416
2.63%, 08/31/20(h)	2,520	2,528,257
2.25%, 07/31/21 - 01/31/24(h)	2,309	2,308,264
2.75%, 09/15/21	60	60,703
2.13%, 09/30/21(h)	1,293	1,288,757
1.88%, 04/30/22(h)	1,293	1,279,060
2.75%, 08/31/23 - 08/31/25(h)	3,540	3,621,057
1.63%, 10/31/23	1,016	988,814
2.00%, 04/30/24(h)	1,108	1,094,410
2.00%, 05/31/24 - 11/15/26	2,334	2,293,072
2.25%, 11/15/25 - 02/15/27	1,210	1,202,150
2.88%, 08/15/28	495	514,297

Total U.S. Treasury Obligations — 54.5% (Cost: $29,279,064)		29,643,516

Total Long-Term Investments — 138.8% (Cost: $74,971,152)		75,521,111

Short-Term Securities — 1.6%

Commercial Paper — 0.9%(e)
Macquarie Bank Ltd., 3.27%, 10/11/19	500	492,634

Total Commercial Paper — 0.9% (Cost: $491,476)		492,634

Security	Shares	Value

Money Market Funds — 0.7%(i)(k)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%	USD 390,588	$390,588

Total Money Market Funds — 0.7% (Cost: $390,588)		390,588

Total Short-Term Securities — 1.6% (Cost: $882,064)		883,222

Total Options Purchased — 0.0% (Cost: $38,987)		9,665

Total Investments Before Options Written and TBA Sale Commitments — 140.4% (Cost: $75,892,203)		76,413,998

Total Options Written — (0.0)% (Premium Received — $33,956)		(27,908)

	Par (000)

TBA Sale Commitments — (29.2)%(g)

Mortgage-Backed Securities — (29.2)%
Federal Home Loan Mortgage Corp.:
3.50%, 04/15/34 - 04/15/49	USD 1,020	(1,034,806)
4.00%, 04/15/49	453	(466,298)
4.50%, 04/15/49	91	(94,968)
5.00%, 04/15/49	37	(39,180)
Federal National Mortgage Association:
2.00%, 04/25/34	139	(135,364)
2.50%, 04/25/34	151	(149,900)
3.00%, 04/25/34 - 04/25/49	3,187	(3,188,372)
3.50%, 04/25/34 - 04/25/49	5,000	(5,068,772)
4.00%, 04/25/34 - 04/25/49	2,646	(2,722,017)
4.50%, 04/25/49	1,199	(1,249,232)
5.00%, 04/25/49 - 05/25/49	127	(134,208)
5.50%, 04/25/49	109	(116,375)
6.00%, 04/25/49	69	(74,354)
Government National Mortgage Association:
3.00%, 04/15/49	443	(444,401)
3.50%, 04/15/49	548	(560,161)
4.00%, 04/15/49	156	(161,067)
4.50%, 04/15/49	47	(48,815)
5.00%, 04/15/49	100	(104,470)

Universal Mortgage Backed Securities, 3.00%, 06/25/49	99	(98,386)

Total TBA Sale Commitments — (29.2)% (Proceeds: $15,771,722)		(15,891,146)

Total Investments Net of Options Written and TBA Sale Commitments — 111.2% (Cost: $60,086,525)		60,494,944

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Par (000)

Liabilities in Excess of Other Assets — (11.2)%	$(6,070,746)

Net Assets — 100.0%	$54,424,198

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Annualized 7-day yield as of period end.
(j)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,608,196	(1,217,608)	390,588	$390,588	$4,916	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	3.70%	03/29/19	04/01/19	$2,431,406	$2,432,156	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,019,810	1,020,116	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,289,768	1,290,154	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,145,345	1,145,688	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,103,845	1,104,176	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,296,233	1,296,621	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,146,788	1,147,132	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	2,532,600	2,533,360	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,302,698	1,303,089	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith Inc.	3.60%	03/29/19	04/01/19	1,197,038	1,197,397	U.S. Treasury Obligations	Overnight

				$14,465,531	$14,469,889

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	3	06/19/19	$373	$(51)
U.S. Treasury Long Bond	9	06/19/19	1,347	38,557
U.S. Treasury 2 Year Note	54	06/28/19	11,507	29,195
U.S. Treasury 5 Year Note	13	06/28/19	1,506	5,337
90-day Eurodollar	32	12/16/19	7,806	16,593

				89,631

Short Contracts
U.S. Treasury 10 Year Ultra Note	6	06/19/19	797	(21,966)
U.S. Treasury Ultra Bond	2	06/19/19	336	(9,952)
90-day Eurodollar	32	12/14/20	7,828	(25,868)

				(57,786)

				$31,845

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	73,000	BRL	281,225	BNP Paribas SA	04/02/19	$1,173
USD	19,643	BRL	74,377	Goldman Sachs International	04/02/19	647
USD	20,000	BRL	76,987	JPMorgan Chase Bank NA	04/02/19	337
USD	2,115	BRL	7,906	UBS AG	04/02/19	96
USD	5,000	COP	15,602,500	Natwest Markets plc	04/05/19	107
USD	5,250	KRW	5,903,100	JPMorgan Chase Bank NA	04/05/19	53
MXN	253,647	USD	13,000	Citibank NA	04/10/19	51
USD	7,000	CLP	4,606,210	BNP Paribas SA	04/10/19	231
USD	7,000	CLP	4,680,200	JPMorgan Chase Bank NA	04/10/19	122
IDR	123,953,105	USD	8,657	BNP Paribas SA	04/15/19	21
IDR	76,469,445	USD	5,343	Deutsche Bank AG	04/15/19	11
USD	7,800	MXN	151,386	Morgan Stanley & Co. International plc	04/15/19	17
CAD	12,062	USD	9,000	Deutsche Bank AG	04/17/19	29
COP	17,235,814	USD	5,398	Standard Chartered Bank	04/17/19	3
MXN	98,120	USD	5,000	Citibank NA	04/17/19	43
MXN	97,399	USD	5,000	HSBC Bank plc	04/17/19	6
MXN	72,225	USD	3,700	State Street Bank and Trust Co.	04/17/19	12
TRY	28,700	USD	5,000	JPMorgan Chase Bank NA	04/17/19	37
USD	2,000	ARS	86,600	BNP Paribas SA	04/17/19	42
USD	6,423	AUD	9,000	Goldman Sachs International	04/17/19	30
USD	9,000	CAD	11,968	Morgan Stanley & Co. International plc	04/17/19	41
USD	10,430	CLP	7,057,556	BNP Paribas SA	04/17/19	58
USD	5,398	COP	17,098,705	Natwest Markets plc	04/17/19	40
USD	13,000	MXN	250,101	Barclays Bank plc	04/17/19	146
USD	8,145	MXN	155,846	Goldman Sachs International	04/17/19	135
USD	5,000	TRY	28,310	Citibank NA	04/17/19	32
ZAR	144,990	USD	10,000	Barclays Bank plc	04/17/19	31
ZAR	144,998	USD	10,000	Goldman Sachs International	04/17/19	31
USD	5,000	ARS	208,100	BNP Paribas SA	04/22/19	325
USD	39,000	BRL	150,854	BNP Paribas SA	05/03/19	548
USD	3,500	BRL	13,343	Citibank NA	05/03/19	99
USD	4,230	BRL	16,343	UBS AG	05/03/19	64
USD	7,000	ZAR	100,748	Citibank NA	05/14/19	53
USD	41,284	COP	129,218,000	Credit Suisse International	05/30/19	883
USD	49,786	MXN	970,000	Barclays Bank plc	05/30/19	291
AUD	4,000	USD	2,833	Morgan Stanley & Co. International plc	06/19/19	11
ZAR	2,392,051	USD	164,110	HSBC Bank plc	06/19/19	107
USD	194,550	EUR	150,000	Deutsche Bank AG	12/13/19	22,627
USD	195,810	EUR	150,000	Deutsche Bank AG	02/25/20	22,888
JPY	19,510,000	USD	180,782	JPMorgan Chase Bank NA	03/16/20	192
USD	194,749	JPY	19,510,000	HSBC Bank plc	03/16/20	13,776

						65,446

BRL	189,159	USD	49,000	BNP Paribas SA	04/02/19	(687)
BRL	18,889	USD	5,000	Goldman Sachs International	04/02/19	(176)
BRL	38,620	USD	10,000	HSBC Bank plc	04/02/19	(136)
BRL	190,229	USD	50,758	UBS AG	04/02/19	(2,172)
COP	15,530,000	USD	5,000	Citibank NA	04/05/19	(130)
KRW	5,947,568	USD	5,250	JPMorgan Chase Bank NA	04/05/19	(14)
CLP	14,687,976	USD	22,000	Natwest Markets plc	04/10/19	(416)
USD	13,000	MXN	253,509	HSBC Bank plc	04/10/19	(44)
MXN	125,876	USD	6,500	Citibank NA	04/15/19	(28)
MXN	391,786	USD	20,242	HSBC Bank plc	04/15/19	(100)
CLP	3,396,500	USD	5,000	BNP Paribas SA	04/17/19	(9)
CLP	3,316,250	USD	5,000	Citibank NA	04/17/19	(127)
COP	22,162,000	USD	7,000	Natwest Markets plc	04/17/19	(55)
KRW	6,767,313	USD	6,000	Goldman Sachs International	04/17/19	(47)
KRW	5,641,000	USD	5,000	Morgan Stanley & Co. International plc	04/17/19	(38)
MXN	349,376	USD	18,000	Citibank NA	04/17/19	(44)
MXN	135,428	USD	7,000	HSBC Bank plc	04/17/19	(40)
TRY	28,475	USD	5,000	BNP Paribas SA	04/17/19	(3)
USD	13,461	IDR	193,877,855	Bank of America NA	04/17/19	(110)
USD	6,782	IDR	97,993,398	Citibank NA	04/17/19	(78)
USD	5,398	MXN	106,449	Citibank NA	04/17/19	(73)
USD	20,000	MXN	390,366	Goldman Sachs International	04/17/19	(63)
USD	11,000	TRY	63,083	BNP Paribas SA	04/17/19	(70)
USD	17,000	ZAR	248,032	BNP Paribas SA	04/17/19	(159)
USD	2,000	ZAR	29,047	JPMorgan Chase Bank NA	04/17/19	(9)
ZAR	443,206	USD	30,764	BNP Paribas SA	04/17/19	(103)

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	143,745	USD	10,000	Citibank NA	04/17/19	$(55)
ZAR	61,164	USD	4,236	Morgan Stanley & Co. International plc	04/17/19	(4)
ARS	211,500	USD	5,000	BNP Paribas SA	04/22/19	(249)
ARS	123,750	USD	3,000	Natwest Markets plc	04/25/19	(231)
BRL	93,017	USD	24,000	BNP Paribas SA	05/03/19	(290)
BRL	38,507	USD	10,000	Goldman Sachs International	05/03/19	(185)
USD	5,398	BRL	21,549	Goldman Sachs International	05/03/19	(95)
ZAR	100,563	USD	7,000	BNP Paribas SA	05/14/19	(66)
USD	5,000	TRY	29,950	BNP Paribas SA	05/28/19	(80)
ARS	289,380	USD	7,000	BNP Paribas SA	05/30/19	(819)
COP	43,965,000	USD	13,953	Credit Suisse International	05/30/19	(207)
COP	57,793,000	USD	18,356	JPMorgan Chase Bank NA	05/30/19	(287)
COP	27,460,000	USD	8,720	UBS AG	05/30/19	(135)
MXN	1,030,865	USD	52,800	Barclays Bank plc	05/30/19	(199)
USD	5,000	TRY	30,100	JPMorgan Chase Bank NA	06/17/19	(34)
ARS	69,525	USD	1,500	BNP Paribas SA	06/18/19	(53)
ARS	219,000	USD	5,000	BNP Paribas SA	06/19/19	(449)
BRL	614,992	USD	160,000	JPMorgan Chase Bank NA	06/19/19	(3,835)
IDR	2,358,190,030	USD	163,877	Morgan Stanley & Co. International plc	06/19/19	(362)
RUB	10,784,899	USD	164,110	JPMorgan Chase Bank NA	06/19/19	(1,549)
USD	2,825	AUD	4,000	Goldman Sachs International	06/19/19	(19)
EUR	150,000	USD	183,528	JPMorgan Chase Bank NA	12/13/19	(11,605)
EUR	150,000	USD	184,852	JPMorgan Chase Bank NA	02/25/20	(11,930)

						(37,669)

Net Unrealized Appreciation						$27,777

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note	16	04/26/19	USD	122.00	USD	1,600	$500
U.S. Treasury 10 Year Note	32	04/26/19	USD	122.50	USD	3,200	1,500

							$2,000

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Up and In	Citibank NA	05/17/19	TRY	5.35	TRY	6.50	USD	1,000	$188

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Bank of America NA	04/04/19	USD	0.72	AUD	11	$8
USD Currency	JPMorgan Chase Bank NA	04/04/19	CLP	660.00	USD	10	299
USD Currency	BNP Paribas SA	04/25/19	TRY	6.15	USD	17	358
AUD Currency	Morgan Stanley & Co. International plc	05/16/19	USD	0.72	AUD	15	79
EUR Currency	BNP Paribas SA	05/17/19	USD	1.15	EUR	8	17
GBP Currency	Bank of America NA	05/17/19	USD	1.35	GBP	10	74
USD Currency	Morgan Stanley & Co. International plc	05/20/19	KRW	1,140.00	USD	11	81

							916

Put
USD Currency	Morgan Stanley & Co. International plc	04/04/19	KRW	1,105.00	USD	10	—
USD Currency	JPMorgan Chase Bank NA	04/04/19	ZAR	13.60	USD	21	—
USD Currency	Citibank NA	04/10/19	ZAR	13.60	USD	14	2
USD Currency	BNP Paribas SA	04/26/19	ZAR	14.40	USD	8	106
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.91	USD	10	158
USD Currency	JPMorgan Chase Bank NA	05/03/19	ZAR	13.40	USD	21	11
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.75	USD	33	101
USD Currency	Bank of America NA	05/10/19	BRL	3.78	USD	9	56
USD Currency	Citibank NA	05/10/19	ZAR	14.15	USD	11	103
USD Currency	Morgan Stanley & Co. International plc	05/10/19	MXN	19.30	USD	13	132
USD Currency	Morgan Stanley & Co. International plc	05/20/19	BRL	3.79	USD	9	78

							747

							$1,663

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap	3.77%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/24/19	3.77%	USD	195	$—
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	650	1,917
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	800	1,949
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	800	1,948

										$5,814

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-day Eurodollar March 2020 Futures	21	03/16/20	USD	98.00	USD	5,250	$(5,775)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down and In	Morgan Stanley & Co. International plc	04/04/19	KRW	1,090.00	KRW	1,070.00	USD	15	$—

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	JPMorgan Chase Bank NA	04/04/19	ZAR	14.90	USD	4	$(9)
USD Currency	Morgan Stanley & Co. International plc	04/04/19	BRL	3.79	USD	9	(266)
USD Currency	JPMorgan Chase Bank NA	04/04/19	CLP	678.00	USD	16	(105)
USD Currency	Deutsche Bank AG	04/09/19	ZAR	14.90	USD	8	(34)
GBP Currency	Bank of America NA	04/17/19	USD	1.35	GBP	8	(24)
USD Currency	BNP Paribas SA	04/25/19	TRY	6.60	USD	23	(268)
USD Currency	Citibank NA	05/10/19	ZAR	14.65	USD	7	(138)
USD Currency	Bank of America NA	05/10/19	BRL	4.00	USD	9	(96)
USD Currency	Morgan Stanley & Co. International plc	05/10/19	MXN	19.75	USD	20	(168)
USD Currency	Citibank NA	05/16/19	ZAR	14.70	USD	7	(144)

							(1,252)

Put
USD Currency	Morgan Stanley & Co. International plc	04/04/19	BRL	3.70	USD	9	—
USD Currency	Citibank NA	04/10/19	ZAR	13.15	USD	10	—
AUD Currency	Morgan Stanley & Co. International plc	04/17/19	USD	0.70	AUD	8	(14)
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.84	USD	14	(112)
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.30	USD	33	(19)
USD Currency	Citibank NA	05/10/19	ZAR	13.70	USD	7	(19)
USD Currency	Bank of America NA	05/10/19	BRL	3.65	USD	9	(11)
USD Currency	Morgan Stanley & Co. International plc	05/20/19	BRL	3.69	USD	9	(29)

							(204)

							$(1,456)

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.38%	Semi-Annual	Citibank NA	03/27/20	2.38%	USD	250	$(4,617)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.42%	Semi-Annual	Barclays Bank plc	03/30/20	2.42%	USD	250	(4,988)

										(9,605)

Put
2-Year Interest Rate Swap	3.33%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/30/19	3.33%	USD	2,700	—
10-Year Interest Rate Swap	2.38%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	03/27/20	2.38%	USD	250	(5,725)
10-Year Interest Rate Swap	2.42%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/30/20	2.42%	USD	250	(5,347)

										(11,072)

										$(20,677)

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.41%	At Termination	UK Retail Price Index All Items Monthly	At Termination	03/15/24	GBP	598	$3,106	$—	$3,106
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.11%	At Termination	03/15/24	EUR	870	6,144	—	6,144
UK Retail Price Index All Items Monthly	At Termination	3.44%	At Termination	03/15/24	GBP	183	(524)	—	(524)
1.30%	At Termination	Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	03/15/29	EUR	870	(13,618)	—	(13,618)
UK Retail Price Index All Items Monthly	At Termination	3.49%	At Termination	03/15/29	GBP	598	(2,656)	—	(2,656)

							$(7,548)	$—	$(7,548)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.99%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/20/20	GBP	2,045	$(1,075)	$—	$(1,075)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	1,397	61	—	61
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	1,400	21,083	—	21,083
3 month LIBOR	Quarterly	1.37%	Semi-Annual	N/A		11/30/20	USD	470	(7,078)	(2,490)	(4,588)
3 month LIBOR	Quarterly	2.63%	Semi-Annual	N/A		01/08/21	USD	2,900	9,188	—	9,188
2.90%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/04/21	USD	2,700	(25,893)	—	(25,893)
2.70%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/07/21	USD	2,900	(16,735)	—	(16,735)
2.33%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/29/21	USD	180	215	—	215
2.35%	Semi-Annual	3 month LIBOR	Quarterly	04/01/19	(a)	04/01/21	USD	97	66	—	66
3 month LIBOR	Quarterly	2.39%	Semi-Annual	04/02/19	(a)	04/02/21	USD	350	—	—	—
3 month BA	Semi-Annual	1.81%	Semi-Annual	03/22/21	(a)	03/22/22	CAD	3,800	(954)	—	(954)
6 month LIBOR	Semi-Annual	1.25%	Semi-Annual	03/22/21	(a)	03/22/22	GBP	2,130	5,374	—	5,374
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	265	319	—	319
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	350	423	—	423
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	841	(6,014)	—	(6,014)
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A		02/02/24	MXN	354	232	—	232
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A		02/05/24	MXN	255	173	—	173
3 month LIBOR	Quarterly	2.61%	Semi-Annual	N/A		02/07/24	USD	600	8,559	—	8,559
2.71%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/18/24	USD	1,600	(30,984)	—	(30,984)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	10	(121)	—	(121)
3.07%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/31/25	USD	970	(43,929)	—	(43,929)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/21/28	USD	200	(8,790)	—	(8,790)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/24/28	USD	13	(580)	—	(580)
2.72%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/08/29	USD	71	(1,776)	—	(1,776)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A		01/08/29	USD	127	2,877	—	2,877
2.81%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/29	USD	12	(401)	—	(401)
2.76%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/31/29	USD	9	(266)	—	(266)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A		02/26/29	USD	54	1,236	—	1,236

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month LIBOR	Quarterly	2.64%	Semi-Annual	N/A		03/19/29	USD	63	$1,157	$—	$1,157
2.56%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/22/29	USD	32	(355)	—	(355)
3 month LIBOR	Quarterly	2.45%	Semi-Annual	N/A		03/26/29	USD	30	31	—	31
2.42%	Semi-Annual	3 month LIBOR	Quarterly	04/02/19	(a)	04/02/29	USD	55	—	—	—
3 month LIBOR	Quarterly	3.35%	Semi-Annual	04/26/19	(a)	04/26/29	USD	32	2,616	—	2,616
3.23%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	10	(713)	—	(713)
3.26%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	50	(3,711)	—	(3,711)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	06/12/19	(a)	06/12/29	USD	55	(2,432)	—	(2,432)

									$(98,197)	$(2,490)	$(95,707)

(a)	Forward swap.

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Citibank NA	06/20/24	USD	53	$196	$517	$(321)
Republic of the Philippines	1.00%	Quarterly	Citibank NA	06/20/24	USD	40	(790)	(634)	(156)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	135	1,283	2,374	(1,091)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	15	143	264	(121)

							$832	$2,521	$(1,689)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty				Value
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	125	$193	$—	$193
1 day BZDIOVER	At Termination	8.35%	At Termination	Goldman Sachs International	01/02/23	BRL	119	267	—	267
1 day BZDIOVER	At Termination	8.53%	At Termination	Citibank NA	01/02/23	BRL	220	1,199	—	1,199
1 day BZDIOVER	At Termination	8.49%	At Termination	Citibank NA	01/02/25	BRL	389	(4)	—	(4)
1 day BZDIOVER	At Termination	8.56%	At Termination	BNP Paribas SA	01/02/25	BRL	194	108	—	108
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	511	(2,089)	—	(2,089)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	640	2,689	—	2,689

								$2,363	$—	$2,363

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.52%
3 month BA	3 month Canadian Bankers Acceptances	2.02%
3 month LIBOR	London Interbank Offered Rate	2.60%
6 month LIBOR GBP	London Interbank Offered Rate	0.95%

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CSMC	Credit Suisse Mortgage Capital

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-The-Counter

TBA	To-be-announced

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,161,021	$—	$1,161,021
Foreign Agency Obligations	—	43,022	—	43,022
Foreign Government Obligations	—	170,451	—	170,451
Non-Agency Mortgage-Backed Securities	—	2,046,778	84,411	2,131,189
U.S. Government Sponsored Agency Securities	—	42,371,912	—	42,371,912
U.S. Treasury Obligations	—	29,643,516	—	29,643,516
Short-Term Securities:
Commercial Paper	—	492,634	—	492,634
Money Market Funds	390,588	—	—	390,588

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock U.S. Government Bond Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Options Purchased:
Foreign currency exchange contracts	$—	$1,851	$—	$1,851
Interest rate contracts	2,000	5,814	—	7,814
Liabilities:
TBA Sale Commitments	—	(15,891,146)	—	(15,891,146)

	$392,588	$60,045,853	$84,411	$60,522,852

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	—	65,446	—	65,446
Interest rate contracts	89,682	58,066	—	147,748
Other contracts	—	9,250	—	9,250
Liabilities:
Credit contracts	—	(1,689)	—	(1,689)
Foreign currency exchange contracts	—	(39,125)	—	(39,125)
Interest rate contracts	(63,612)	(172,087)	—	(235,699)
Other contracts	—	(16,798)	—	(16,798)

	$26,070	$(96,937)	$—	$(70,867)

(a) Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $14,469,889 are categorized as level 2 within the disclosure hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

17